OTHER (EXPENSES) INCOME	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
OTHER (EXPENSES) INCOME
OTHER (EXPENSES) INCOME

Years ended December 31	2018	2017
	$	$
Loss on disposal of plant and equipment	(5,344)	(3,068)
Expense related to the premium paid for shares over the prevailing market price	(2,782)	—
Write-down of mineral properties	—	(906)
Royalty income	—	1,417
Other	(1,023)	(510)
	(9,149)	(3,067)